FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	£ 30,320	£ 29,804
Customer deposits	418,066	418,124
Debt securities in issue	91,168	72,402
Subordinated liabilities	17,656	17,922	£ 19,831
Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	30,322	29,798
Customer deposits	412,283	411,591
Debt securities in issue	93,233	75,756
Subordinated liabilities	19,564	21,398
Level 2 of fair value hierarchy [member] | Repurchase Agreement [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	21,170	23,175
Customer deposits	1,818	2,638
Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Customer deposits	6,167	6,850
Gross carrying amount [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	30,320	29,804
Customer deposits	418,066	418,124
Debt securities in issue	91,168	72,450
Subordinated liabilities	17,656	17,922
Gross carrying amount [member] | Repurchase Agreement [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	21,170	23,175
Customer deposits	1,818	2,638
At fair value [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	30,322	29,798
Customer deposits	418,450	418,441
Debt securities in issue	93,233	75,756
Subordinated liabilities	19,564	21,398
At fair value [member] | Repurchase Agreement [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	21,170	23,175
Customer deposits	£ 1,818	£ 2,638